SHARE-BASED COMPENSATION - Summary of Service-Based Stock Award Activity and Related Information (Detail) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Stock awards, performance-based
Number of Shares
Number of shares nonvested at beginning of period	111,397
Granted (shares)	212,526.4
Vested (shares)	(7,595.4)
Forfeited (shares)	(117,393)
Number of shares nonvested at end of period	198,935
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value nonvested at beginning of period (in dollars per share)	$ 19.45
Granted (in dollars per share)	$ 7.85
Vested (in dollars per share)	$ 29.10
Forfeited (in dollars per share)	$ 15.05
Weighted-Average Grant Date Fair Value nonvested at end of period (in dollars per share)	$ 9.26
Stock awards, service-based
Number of Shares
Number of shares nonvested at beginning of period	57,003.2
Granted (shares)	94,884.2
Vested (shares)	(19,670)
Forfeited (shares)	(16,538.6)
Number of shares nonvested at end of period	115,678	57,003.2
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value nonvested at beginning of period (in dollars per share)	$ 21.10
Granted (in dollars per share)	$ 7.85	$ 16.95	$ 21.70
Vested (in dollars per share)	$ 24.60
Forfeited (in dollars per share)	$ 11.50
Weighted-Average Grant Date Fair Value nonvested at end of period (in dollars per share)	$ 11.01	$ 21.10